UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2008
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            08/13/2008
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                       106

Form 13f Information Table Value Total:                  32240822
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Irish Banks plc ADR     COM              019228402    10185   330800 SH       Sole                   247800             83000
Aon Corporation                COM              037389103   743122 16175933 SH       Sole                 13368433           2807500
                                                            536032 11668090 SH       Defined 01           11668090
                                                               965    21000 SH       Other                   21000
CEMEX S.A.B. de C.V. ADR       COM              151290889  1093371 44266016 SH       Sole                 37745386           6520630
                                                            629615 25490505 SH       Defined 01           25490505
                                                               678    27450 SH       Other                   27450
Chesapeake Energy Corporation  COM              165167107  1449098 21969341 SH       Sole                 18990341           2979000
                                                            917781 13914200 SH       Defined 01           13914200
                                                              1121    17000 SH       Other                   17000
Del Monte  Foods Company       COM              24522P103     1652   232663 SH       Sole                                     232663
                                                            111650 15725283 SH       Defined 01           15725283
Dell Inc.                      COM              24702R101  1774753 81113011 SH       Sole                 68144812          12968199
                                                           1242170 56771917 SH       Defined 01           56771917
                                                              1138    52000 SH       Other                   52000
Dillard's Inc.                 COM              254067101     1759   152000 SH       Sole                                     152000
                                                            104717  9050748 SH       Defined 01            9050748
DineEquity Inc                 COM              254423106     8458   226400 SH       Sole                   127000             99400
                                                            111262  2978100 SH       Defined 01            2978100
DIRECTV Group Inc.             COM              25459L106   953376 36795674 SH       Sole                 30127166           6668508
                                                            339343 13097000 SH       Defined 01           13097000
                                                               573    22108 SH       Other                   22108
Discovery Holding Company      COM              25468Y107      419    19100 SH       Sole                                      19100
                                                             77222  3516505 SH       Defined 01            3516505
EBay Inc.                      COM              278642103   833461 30496179 SH       Sole                 25884803           4611376
                                                            489290 17903050 SH       Defined 01           17903050
                                                               640    23400 SH       Other                   23400
Everest Re Group Ltd.          COM              G3223R108   330637  4148000 SH       Sole                  3543500            604500
                                                            122841  1541100 SH       Defined 01            1541100
Fair Isaac Corporation         COM              303250104     1994    96000 SH       Sole                                      96000
                                                            132151  6362600 SH       Defined 01            6362600
FedEx Corporation              COM              31428X106   589207  7478192 SH       Sole                  6188192           1290000
                                                            500435  6351501 SH       Defined 01            6351501
                                                               567     7200 SH       Other                    7200
General Motors Corporation     COM              370442105   349557 30396268 SH       Sole                 24587568           5808700
                                                            163760 14240000 SH       Defined 01           14240000
                                                               241    21000 SH       Other                   21000
IDT Corporation                COM              448947101       10     6300 SH       Sole                                       6300
                                                               670   443400 SH       Defined 01             443400
IDT Corporation Cl B           COM              448947309    13930  8194233 SH       Defined 01            8194233
Ingersoll-Rand Company Limited COM              G4776G101   403606 10782947 SH       Sole                  9505147           1277800
                                                            188947  5048000 SH       Defined 01            5048000
Kyocera Corporation ADR        COM              501556203     8747    93000 SH       Sole                    49000             44000
Level 3 Communications Inc.    COM              52729N100   728206 246849596 SH      Sole                201024416          45825180
                                                            607844 206048754 SH      Defined 01          206048754
                                                               109    37000 SH       Other                   37000
Liberty Media Corp Entertainme COM              53071M500  1496823 61775622 SH       Sole                 53203722           8571900
                                                            826364 34105000 SH       Defined 01           34105000
                                                               981    40500 SH       Other                   40500
Liberty Media Corporation Inte COM              53071M104   966738 65497160 SH       Sole                 55177410          10319750
                                                            565148 38289181 SH       Defined 01           38289181
                                                               657    44500 SH       Other                   44500
Markel Corporation             COM              570535104     2287     6231 SH       Sole                                       6231
                                                            138878   378415 SH       Defined 01             378415
Odyssey Re Holdings Corp.      COM              67612W108    57510  1620000 SH       Sole                  1025000            595000
                                                             29955   843800 SH       Defined 01             843800
Office Depot Inc.              COM              676220106    20283  1854005 SH       Sole                  1681227            172778
                                                            141145 12901759 SH       Defined 01           12901759
Pioneer Natural Resources Comp COM              723787107   819416 10467757 SH       Sole                  8205257           2262500
                                                            991197 12662200 SH       Defined 01           12662200
                                                              1252    16000 SH       Other                   16000
Potlatch Corporation           COM              737630103     2551    56545 SH       Sole                                      56545
                                                            151955  3367787 SH       Defined 01            3367787
Royal Philips Electronics ADR  COM              500472303   639638 18924205 SH       Sole                 16228605           2695600
                                                            153095  4529434 SH       Defined 01            4529434
                                                               676    20000 SH       Other                   20000
Ruddick Corporation            COM              781258108     1606    46800 SH       Sole                                      46800
                                                            149695  4363000 SH       Defined 01            4363000
Service Corporation Internatio COM              817565104     1914   194100 SH       Sole                                     194100
                                                            140832 14283178 SH       Defined 01           14283178
SK Telecom Co. Ltd. ADR        COM              78440P108   311021 14974546 SH       Sole                 12561246           2413300
                                                            104381  5025568 SH       Defined 01            5025568
Sun Microsystems Inc.          COM              866810203   554778 50990657 SH       Sole                 43532932           7457725
                                                            489173 44960789 SH       Defined 01           44960789
                                                               461    42350 SH       Other                   42350
Symantec Corporation           COM              871503108   794161 41041897 SH       Sole                 34254897           6787000
                                                            227455 11754800 SH       Defined 01           11754800
                                                               793    41000 SH       Other                   41000
Telephone and Data Systems Inc COM              879433100    78421  1659000 SH       Sole                  1424200            234800
                                                             72361  1530800 SH       Defined 01            1530800
                                                               284     6000 SH       Other                    6000
Telephone and Data Systems Inc COM              879433860   466989 10589317 SH       Sole                  8444180           2145137
                                                            249879  5666200 SH       Defined 01            5666200
                                                               265     6000 SH       Other                    6000
Texas Industries Inc.          COM              882491103     2616    46600 SH       Sole                                      46600
                                                            182131  3244800 SH       Defined 01            3244800
The Washington Post Company    COM              939640108    44893    76491 SH       Sole                    71205              5286
                                                            206687   352167 SH       Defined 01             352167
UBS AG (new)                   COM              H89231338   597224 28907270 SH       Sole                 24759455           4147815
                                                            361632 17503960 SH       Defined 01           17503960
                                                               304    14700 SH       Other                   14700
Walgreen Co.                   COM              931422109   206786  6360700 SH       Sole                  5026800           1333900
                                                            416583 12814000 SH       Defined 01           12814000
Walt Disney Company            COM              254687106   974842 31244934 SH       Sole                 25660434           5584500
                                                            483282 15489800 SH       Defined 01           15489800
                                                               905    29000 SH       Other                   29000
Wendy's International Inc.     COM              950590109   151044  5549000 SH       Defined 01            5549000
Willis Group Holdings Limited  COM              G96655108   142122  4530500 SH       Sole                  3970500            560000
                                                            250355  7980708 SH       Defined 01            7980708
Worthington Industries Inc.    COM              981811102     2612   127400 SH       Sole                                     127400
                                                            164705  8034400 SH       Defined 01            8034400
Yum! Brands Inc.               COM              988498101   497737 14184578 SH       Sole                 12343254           1841324
                                                            627909 17894252 SH       Defined 01           17894252
                                                               912    26000 SH       Other                   26000
Fairfax Financial Holdings Lim COM              303901102   345989  1344916 SH       Sole                  1156831            188085
                                                            351226  1365275 SH       Defined 01            1365275